FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	R$ 1,194,491	R$ 2,395,087
Non-current financial assets at fair value through profit or loss	94,700	190,321
Total Financial assets at fair value through profit or loss	1,289,191	2,585,408
Current financial liabilities at fair value through profit or loss	416,935
Non-current financial liabilities at fair value through profit or loss	69,472	101,822
Total financial liabilites at fair value through profit or loss	486,407	101,822
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total Financial assets at fair value through profit or loss	1,289,191	2,585,408
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total financial liabilites at fair value through profit or loss	486,407	101,822
Financial Investmentes [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	1,184,895	2,383,059
Financial Investmentes [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	1,184,895	2,383,059
Trading securities [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	9,596	12,028
Trading securities [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit or loss	9,596	12,028
Investment property [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	94,700	190,321
Investment property [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets at fair value through profit or loss	94,700	190,321
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at fair value through profit or loss	416,935
Non-current financial liabilities at fair value through profit or loss	69,472	101,822
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities at fair value through profit or loss	416,935
Non-current financial liabilities at fair value through profit or loss	R$ 69,472	R$ 101,822